UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended: September 30, 2012
                                               -------------------

Check here if Amendment [ ]; Amendment Number:
                                              --------
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     First United Bank & Trust
          -------------------------
Address:  19 South Second Street
          -------------------------
Oakland,  Maryland 21550
          -------------------------

Form 13F File Number: 28-10455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, andtables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Keith Sanders
                 ------------------------------------
Title:           Senior Trust Officer/First V.P.
                 ------------------------------------
Phone:           301-533-2360
                 ------------------------------------

Signature, Place, and Date of Signing:

/s/ Keith Sanders                 Oakland, Maryland            October 29, 2012
-----------------                 -----------------            ----------------
     Signature                      City, State                      Date

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT. (Check  here  if  all holdings of  this reporting manager  are reported  in  this report.)
[ ]      13F NOTICE. (Check here if  no holdings reported are  in this report, and all holdings are reported by other reporting manager(s).)
[ ]      13F COMBINATION REPORT. (Check  here  if  a  portion  of  the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                    0
                                                               --------
Form 13F Information Table Entry Total:                              76
                                                               --------
Form 13F Information Table Value Total:                         $65,213
                                                               --------
                                                              (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managerswith respect to which this report is filed, other than the manager filing this report.

                 None

                           FORM 13F INFORMATION TABLE



                                                                VALUE  SHARES/  SH/   PUT/   INVSTMT    OTHER     VOTING AUTHORITY
                  NAME OF ISSUER     TITLE OF CLASS   CUSIP   (X$1000) PRN AMT  PRN   CALL   DSCRETN  MANAGERS  SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ACCENTURE LTD                                       G1151C101    829    11837   SH           SOLE               11837    0      0
AT&T INC                                    COM     00206R102    448    11888   SH           SOLE               11888    0      0
ABBOTT LABS                                 COM      2824100     852    12420   SH           SOLE               12420    0      0
AECOM TECHNOLOGY CORP DELAWA                        00766T100    204     9642   SH           SOLE                9642    0      0
ALLSCRIPTS HEALTHCARE SOLUTIONS INC                 01988P108    134    10800   SH           SOLE               10800    0      0
APPLE INC                                   COM     37833100     676     1014   SH           SOLE                1014    0      0
BECTON DICKINSON AND COMPANY                        75887109     385     4900   SH           SOLE                4900    0      0
BRISTOL MYERS SQUIBB CO                     COM     110122108   1851    54849   SH           SOLE               54849    0      0
CBS CORP NEW                                        124857202    592    16300   SH           SOLE               16300    0      0
CSX CORP                                    COM     126408103    687    33126   SH           SOLE               33126    0      0
CHEVRONTEXACO                                       166764100   1754    15046   SH           SOLE               15046    0      0
CISCO SYS INC                               COM     17275R102    364    19044   SH           SOLE               19044    0      0
COACH, INC                                          189754104    473     8445   SH           SOLE                8445    0      0
COCA COLA CO                                COM     191216100   1202    31702   SH           SOLE               31702    0      0
CONOCOPHILLIPS                                      20825C104    663    11595   SH           SOLE               11595    0      0
COSTCO WHSL CORP NEW                                22160K105    446     4455   SH           SOLE                4455    0      0
DANAHER CORP DEL                            COM     235851102   1643    29785   SH           SOLE               29785    0      0
DEERE & COMPANY                                     244199105    955    11581   SH           SOLE               11581    0      0
DISNEY WALT CO                           COM DISNEY 254687106    664    12707   SH           SOLE               12707    0      0
DOMINION NEW RES INC VA NEW                         25746U109   1407    26581   SH           SOLE               26581    0      0
DU PONT E I DE NEMOURS & CO                 COM     263534109   1192    23716   SH           SOLE               23716    0      0
EQT CORP                                            26884L109    299     5074   SH           SOLE                5074    0      0
EXELON CORP                                         30161N101    639    17964   SH           SOLE               17964    0      0
EXXON MOBIL CORP                            COM     30231G102   2540    27771   SH           SOLE               27771    0      0
FIRST UNITED CORPORATION                            33741H107   1730   274551   SH           SOLE              274551    0      0
GILEAD SCIENCES INC                                 375558103    535     8068   SH           SOLE                8068    0      0
GRAINGER W W INC                                    384802104    698     3350   SH           SOLE                3350    0      0
HEINZ H J CO                                COM     423074103   1194    21347   SH           SOLE               21347    0      0
HONEYWELL INTL INC                          COM     438516106    649    10862   SH           SOLE               10862    0      0
INTEL CORP                                  COM     458140100    783    34578   SH           SOLE               34578    0      0
INTERNATIONAL BUSINESS MACHS                COM     459200101   1126     5430   SH           SOLE                5430    0      0
ISHARES DOW JONES SELECT DIVIDEND INDEX             464287168    793    13750   SH           SOLE               13750    0      0
ISHARES DOW JONES TRANSPORTATION AVERAGE            464287192    760     8732   SH           SOLE                8732    0      0
ISHARES MSCI EMERGING MARKETS INDEX                 464287234    577    13974   SH           SOLE               13974    0      0
ISHARES RUSSELL MIDCAP VALUE INDEX                  464287473   1050    21543   SH           SOLE               21543    0      0
ISHARES RUSSELL MIDCAP GROWTH INDEX                 464287481    641    10310   SH           SOLE               10310    0      0
ISHARES RUSSELL MIDCAP INDEX                        464287499    379     3426   SH           SOLE                3426    0      0
ISHARES RUSSELL 1000 VALUE INDEX                    464287598   1318    18261   SH           SOLE               18261    0      0
ISHARES RUSSELL 1000 GROWTH INDEX                   464287614   1938    29051   SH           SOLE               29051    0      0
ISHARES RUSSELL 2000 VALUE INDEX                    464287630    261     3531   SH           SOLE                3531    0      0
ISHARES RUSSELL 2000 GROWTH INDEX                   464287648    364     3806   SH           SOLE                3806    0      0
ISHARES DOW JONES US TECHNOLOGY                     464287721   1354    17853   SH           SOLE               17853    0      0
ISHARES DOW JONES US REAL ESTATE                    464287739   1316    20434   SH           SOLE               20434    0      0
ISHARES DOW JONES US HEALTHCARE                     464287762    863    10205   SH           SOLE               10205    0      0
J P MORGAN CHASE & CO                               46625H100    328     8099   SH           SOLE                8099    0      0
JOHNSON & JOHNSON                           COM     478160104   1431    20764   SH           SOLE               20764    0      0
LOWES COS INC                               COM     548661107   1183    39129   SH           SOLE               39129    0      0
M & T BANK CORP                                     55261F104    419     4405   SH           SOLE                4405    0      0
MCDONALDS CORP                              COM     580135101   1124    12250   SH           SOLE               12250    0      0
MEADWESTVACO CORP                                   583334107    277     9063   SH           SOLE                9063    0      0
MICROSOFT CORP                              COM     594918104    206     6926   SH           SOLE                6926    0      0
NATIONAL OILWELL VARCO INC                          637071101    635     7930   SH           SOLE                7930    0      0
NORDSTROM INC                                       655664100    626    11340   SH           SOLE               11340    0      0
NUVEEN INSD TAX-FREE ADVANTAGE MUN FD       COM     670657105    201    12713                SOLE               12713    0      0
PEPSICO INC                                 COM     713448108    876    12376   SH           SOLE               12376    0      0
POWERSHARES QQQ TRUST,  SERIES 1                    73935A104   3100    45222   SH           SOLE               45222    0      0
POWERSHARES WATER RESOURCE                   P      73935X575    209    10750   SH           SOLE               10750    0      0
POWERSHARES OIL SERVICES                            73935X625    721    35704   SH           SOLE               35704    0      0
PRAXAIR INC                                 COM     74005P104    966     9296   SH           SOLE                9296    0      0
PRICE T ROWE GROUP INC                              74144T108    739    11682   SH           SOLE               11682    0      0
PROCTER & GAMBLE CO                         COM     742718109    852    12287   SH           SOLE               12287    0      0
PRUDENTIAL FINANCIAL INC                            744320102    397     7278   SH           SOLE                7278    0      0
GUGGENHEIM S&P 500 EQUAL WEIGHT INDEX               78355W106    297     5694   SH           SOLE                5694    0      0
SPDR S&P 500 INDEX                                  78462F103   4227    29361   SH           SOLE               29361    0      0
SPDR GOLD TRUST ETF                                 78463V107    444     2582   SH           SOLE                2582    0      0
SPDR DOW JONES INDUSTRIAL AVERAGE                   78467X109    468     3488   SH           SOLE                3488    0      0
SCHLUMBERGER LTD                            COM     806857108    634     8759   SH           SOLE                8759    0      0
MATERIALS SECTOR SPDR                               81369Y100    346     9414   SH           SOLE                9414    0      0
CONSUMER STAPLES SECTOR SPDR                        81369Y308    525    14669   SH           SOLE               14669    0      0
CONSUMER DISCRETIONARY SECTOR SPDR                  81369Y407    594    12694   SH           SOLE               12694    0      0
ENERGY SECTOR SPDR                                  81369Y506    447     6087   SH           SOLE                6087    0      0
INDUSTRIAL SECTOR SPDR                              81369Y704    485    13274   SH           SOLE               13274    0      0
STATE ST CORP                                       857477103    374     8925   SH           SOLE                8925    0      0
TRACTOR SUPPLY                                      892356106    705     7125   SH           SOLE                7125    0      0
VERIZON COMMUNICATIONS                              92343V104   1639    35983   SH           SOLE               35983    0      0
WASTE MANAGEMENT INC                                94106L109    510    15895   SH           SOLE               15895    0      0

GRAND TOTALS                                                   65213  1396468                                 1396468    0      0
